Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000261354 | Repurchase AgreementsUSBREPO$2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000261354 | Agency313385YU4
Holdings [Line Items]
Percent of Total Investments	77.10%
C000261352 | Repurchase AgreementsUSBREPO$2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000261352 | Agency313385YU4
Holdings [Line Items]
Percent of Total Investments	77.10%
C000261353 | Repurchase AgreementsUSBREPO$2
Holdings [Line Items]
Percent of Total Investments	22.90%
C000261353 | Agency313385YU4
Holdings [Line Items]
Percent of Total Investments	77.10%